Shareholders' equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Shareholders’ equity
20	Shareholders’ equity

20.1	Capital stock and stock rights

The Extraordinary Shareholders’ Meeting held on March 31, 2020 approved: (i) the payment of capital through 3 real estate properties in the amount of R$ 57, by issuing 87 million new registered, common shares, with no par value; and (ii) the capital increase by capitalizing the Advance for Future Capital Increase - AFAC in the amount of R$ 150, without issuing new shares.

The Extraordinary Shareholders’ Meeting held on September 30, 2020, approved: (i) the payment of capital through 4 real estate properties in the amount of R$ 121, by issuing 42 million new registered common shares, with no par value.

The Extraordinary Shareholders’ Meeting held on December 12, 2020, approved the capital increase with certain assets in the amount of R$146.

The Extraordinary Shareholders’ Meeting, held on December 31, 2020, approved: (i) the full payment of capital through 2 real estate properties in the amount of R$ 45; (ii) capital increase in cash in the amount of R$ 500; and (iii) capital increase through the capitalization of credits held by GPA in the amount of R$ 140, by issuing 19 million new registered common shares, with no par value.

The Company’s share capital as of December 31, 2022, is R$1,263 (R$788 as of December 31, 2021), represented by 1,349,165,394 registered common shares, (1,346,674,477 as of December 31, 2021), all non-par and registered shares. According to the Company’s bylaws, the Company’s authorized share capital may be increased up to 2 billion common shares.

On June 1, 2021, the Board of Directors approved a capital increase of R$18, corresponding to the issuance of 2,720 thousand common shares (or 544 thousand common shares considering the share split described below).

On July 27, 2021, the Board of Directors approved a capital increase of R$8, corresponding to the issuance of 2,020 thousand common shares (or 404 thousand common shares considering the share split described below).

On August 11, 2021, an Extraordinary Shareholders’ Meeting approved a one-to-five share split, whereby the Company’s 269,299,859 common shares were divided into 1,346,499,295 common shares, with no change in the Company’s total capital stock value.

On December 7, 2021, the Board of Directors approved a capital increase of R$1, corresponding to the issuance of 175 thousand common shares.

On February 21, 2022, the Board of Directors approved a capital contribution in the amount of R$1, through the issuance of 239,755 common shares.

At the Extraordinary General Meeting held on April 28, 2022, the Company approved, observing the authorized capital limit, a capital contribution in the amount R$464 through the capitalization of profit reserves, without issuance new shares.

On May 9, 2022, the Board of Directors approved a capital contribution in the amount of R$2, through the issuance of 298,919 common shares.

On July 27, 2022, the Board of Directors approved a capital contribution in the amount of R$3, through the issuance of 1,119,515 common shares.

On October 20, 2022, the Board of Directors approved a capital contribution in the amount of R$3, through the issuance of 650,808 common shares.

On December 6, 2022, the Board of Directors approved a capital contribution in the amount of R$2, through the issuance of 181,920 common shares.

The Company’s shareholding structure is shown as follows:

	For the year ended December 31,
	2022		2021		2020
	Number of shares	Participation	Number of shares	Participation	Number of shares	Participation
Controlling shareholders	411,582,865	30.51%	557,857,105	41.42%	1,341,757,835	100.00%
Outstanding shares	937,582,529	69.49%	788,817,372	58.58%	-	-
Total	1,349,165,394	100.00%	1,346,674,477	100.00%	1,341,757,835	100.00%

20.2	Distribution of dividends and interest on own capital

Management proposed dividends to be distributed, considering the anticipation of interest on own capital to its shareholders, calculated as follows:

	For the year ended December 31,
	2022	2021	2020
Net income for the year	1,220	1,610	1,398
Tax incentive reserve	753	709	-
Base for legal reserve	467	901	1,398
% Legal reserve	5%	5%	5%
Legal reserve for the year	23	5	5
Minimum mandatory dividends - 25%	111	224	349

Interest on own capital paid/payable intermediaries (i)	43	56	264
Minimum mandatory dividends paid in the form of interest on shareholder´s equity	68	168	85

(i)	At a meeting of the Board of Directors held on December 23, 2022, the advance payment of interest on own capital in the gross amount of R$50 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$43. The effective payment occurred on February 17, 2023.

Shareholders are entitled to receive a mandatory minimum annual dividend equivalent to 25% of the net income for each fiscal year, adjusted in accordance with the law, offsetting in annual dividends interest on own capital and dividends distributed in the year.

The net profits or losses will be allocated by the shareholders, and their distribution, if any, will be made in the proportion established by them at the time.

The Company may, at the discretion of the Administration, pay interest on own capital, the net amount of which will be imputed to the mandatory minimum dividends, as provided for in article 9 of Law 9249/95. Interest on own capital is calculated based on the balance of shareholders` equity, limited to the variation, pro rata day, of the Long-Term Interest Rate - TJLP. The actual payment or credit of interest on own capital is conditioned to the existence of profits (net profit for the year after deducting social contribution on net profit and before deducting the provision for income tax), computed before deducting interest on equity, or retained earnings and profit reserves equal to or greater than twice the interest to be paid or credited. Interest will be subject to income tax at source at the rate of 15%, on the date of payment or credit to the beneficiary.

20.3	Profit reserve

Legal reserve: this is recorded by appropriating 5% of the net income of each fiscal year, observing the 20% limit of capital. As of December 31, 2022, the amount was R$180 (R$157 as of December 31, 2021).

The legal reserve in the amount of R$23 as of December 31, 2022 (R$5 as of December 31, 2021) was constituted respecting the limit of 20% of the Company’s capital stock, as established by article 193 of Law No. 6,404/76.

	For the year ended December 31,
	2022	2021	2020
Net income for the year	1,220	1,610	1,398
Tax incentive reserve	753	709	-
Base for legal reserve	467	901	1,398
% Legal reserve	5%	5%	5%
Legal reserve for the year	23	5	5

20.4	Tax incentive reserve

According to the legal basis mentioned in note 19.1, tax incentives granted by the States for a considered investment, deductible for the assessment of income tax and social contribution. Thus, at the end of December 31, 2022, the Company allocated the amount of R$753 to the tax incentive reserve (R$709 as of December 31, 2021).

As provided for in article 30 of Law 12,973/14, the tax incentive reserve may be used to absorb losses, provided that the other profit reserves have already been fully absorbed, with the exception of the legal reserve, or for an increase in capital. Within the same legal provision, the tax incentive reserve and legal reserve are not part of the calculation basis for the minimum mandatory dividend, and the Company must subject it to taxation, in case of distribution.

20.5	Expansion Reserve

At the Annual General Meeting held on April 28, 2022, the constitution of the expansion reserve in the amount of R$632 was approved, against the profit reserve of the year 2021.

20.6	Share-based payment

20.6.1	Recognized Options Granted

The expenses associated to the Company’s executives’ share-based payments in accordance with IFRS 2 – Share-based payment, are recognized “Stock options granted”.

The Company’s employees and executives of entities of their economic group may receive payment based on shares, when employees provide services in exchange for equity instruments (“transactions settled with shares”).

The Company measures the transaction costs of employees eligible for share based compensation, based on the fair value of equity instruments on the grant date. Estimating the fair value of share-based payment transactions requires a definition of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a definition of the most appropriate information for the valuation model, including the stock option life expectancy, volatility and dividend return, as well as the preparation of corresponding assumptions.

The cost of operations settled with shares is recognized as an expense for the year, together with a corresponding increase in shareholders’ equity, during the year in which the performance and / or service provision conditions are met. Accumulated expenses recognized in relation to equity instruments on each base date, up to the acquisition date, reflect the extent to which the acquisition period has expired and the best estimate of the Company of the number of equity instruments that will be acquired.

The expense or reversal of expenses for each year represents the movement in accumulated expenses recognized at the beginning and end of the year. Expenses related to services that have not completed their acquisition period are not recognized, except in the case of operations settled with shares in which the acquisition depends on a market condition or non-acquisition of rights, which are treated as acquired, regardless of whether the market condition or non-acquisition of rights is satisfied or not, provided that all other performance and / or service provision conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in the event of a change the total fair value of the share-based payment transaction or that otherwise benefits the employee, as measured on the date of the change.

In case of cancellation of an equity instrument, it is treated as if it were fully acquired on the date of cancellation, and any expenses not yet recognized, referring to the premium, are recognized immediately in the income for the year. This includes any premium whose conditions of non-acquisition under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations for transactions settled with shares are treated in the same way.

The dilutive effect of outstanding options is reflected as an additional dilution of shares in the calculation of diluted earnings per share.

The following describes the stock option plan as of December 31, 2022.

Company’s compensation plan

The Company’s compensation plan (“Compensation Plan”) is managed by Company’s Board of Directors, which delegated to the Human Resources Committee the responsibility to grant options and advise on the management of the Compensation Plan.

Members of the Human Resources Committee meet to grant options from the Compensation Plan series and whenever there are questions raised regarding the compensation plan. Each series of options granted are assigned the letter “B” followed by a number. For the year ended December 31, 2022, B8 and B9 series options were in effect.

Options granted to a participant will not be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month from the date of grant, and ends on the last day of the 42nd (forty-second) month from the date of grant (“exercise period”).

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the exercise period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (“exercise price”).

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The Company withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Company’s option plan

The Company’s option plan (“Option Plan”) is managed by the Company’s Board of Directors, which delegated to the Human Resources Committee the responsibility to grant options and advise on the management of the Option Plan.

Members of the Human Resources Committee meet to grant options from the Option Plan series and whenever there are questions raised regarding the Option Plan. Each series of options granted receive the letter “C” followed by a number. For the year ended December 31, 2022, the C8 and C9 series options granted were in effect.

For each series of stock options granted under the Option Plan, the exercise price of each stock option shall be equivalent to 80% of the closing price of the average of the Company’s common shares traded in the prior twenty (20) days on the B3 prior to the date of the Human Resources Committee meeting that decides upon the granting of the options of that series (“exercise price”).

Options granted to a participant shall be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) months as from the grant date, and ends on the last day of the 42nd (forty-second) month as of the grant date (“exercise period”), provided the exceptions included in the Compensation Plan.

The participant may exercise their options in full or in part, in one or more times, if for each year the option exercise agreement is submitted during the exercise period.

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information relating to the Company’s option plan and compensation plan is summarized below:

			As of December 31, 2022
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(20)	(29)	314
C8	5/31/2021	6/01/2024	13.39	363	(20)	(29)	314
B9	5/31/2022	6/01/2025	0.01	2,163	(32)	-	2,131
C9	5/31/2022	6/01/2025	12.53	1,924	(32)	-	1,892
				4,813	(104)	(58)	4,651

20.6.2	Consolidated information of Company’s share-based payment plans

According to the terms of the plans, each option offers its beneficiary the right to buy a share of the Company. In both plans, the grace period is 36 months, always measured from the date on which the Board of Directors approved the issuance of the respective series of options. The stock options may be exercised by their beneficiaries within 6 months after the end of the grace period of the respective grant date. To exercise their options, beneficiaries of the plans must be employees of the Company. The plans differ solely by exercise price of the options and in the existence or not of a restriction period for the sale of the shares acquired in the exercise of the option.

According to the plans, the options granted in each of the series may represent maximum 2% of the total shares issued by the Company.

The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2022:

For the year ended December 31, 2022
(in thousands)
Number of shares	1,349,165
Balance of effective stock options granted	4,651
Maximum percentage of dilution	0.34%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions for B8, C8, B9 and C9 series: (a) expectation of dividends of 1.28% (series 8) and 1.20% (series 9); (b) expectation of volatility nearly 37.06% (series 8) and 37.29% (series 9); (c) the weighted average interest rate without risk of 7.66% (series 8) and 12.18% (series 9), and (d) exit rate of approximately 8.00% in both series.

The expectation of remaining average life of the series outstanding as of December 31, 2022 is 17 months (series 8) and 29 months (series 9). The weighted average fair value of options granted as of December 31, 2022 was R$17.21 and R$7.69 (B8 and C8, respectively), and R$15.27 and R$7.35 (B9 and C9, respectively).

	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2020	-	-	-

As of December 31, 2021
Granted in the year	726	6,70
Cancelled in the year	(58)	6,70
Outstanding at year end	668	6,70	2,42
Total to be exercised as of December 31, 2021	668	6,70	2,42

Granted in the year	4,087	5.90
Exercised in the year	(104)	6.01
Outstanding at year end	4,651	6.01	2.28
Total to be exercised as of December 31, 2022	4,651	6.01	2.28

The amount recorded for the year ended December 31, 2022, were R$14 (R$2 as of December 31, 2021).

20.6.3	GPA's share - based payment plans

Prior to the Company's spin-off from GPA, certain Company executives received compensation in the form of GPA stock options.

			As of December 31, 2021
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Outstanding	Current
B5	5/31/2018	5/31/2021	0.01	2,970	(2,640)	(245)	(85)	-
C5	5/31/2018	5/31/2021	47.19	2,970	(2,410)	(300)	(260)	-
B6 (i)	5/31/2019	5/31/2022	0.01	2,310	(645)	(165)	-	1,500
C6 (i)	5/31/2019	5/31/2022	53.23	1,795	(610)	(210)	-	975
B7 (ii)	1/31/2021	5/31/2023	0.01	3,365	(515)	(115)	-	2,735
C7 (ii)	1/31/2021	5/31/2023	38.58	2,485	(520)	(115)	-	1,850
				15,895	(7,340)	(1,150)	(345)	7,060

			As of December 31, 2022
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Outstanding	Current
B6 (i)	5/31/2019	5/31/2022	0.01	2,310	(2,005)	(174)	(131)	-
C6 (i)	5/31/2019	5/31/2022	53.23	1,795	(952)	(766)	(77)	-
B7 (ii)	1/31/2021	5/31/2023	0.01	3,365	(1,726)	(523)	-	1,116
C7 (ii)	1/31/2021	5/31/2023	38.58	2,485	(806)	(595)	-	1,084
				9,955	(5,489)	(2,058)	(208)	2,200

(i)	From this total, 407 thousand are related to Company’s executives in 2021.

(ii)	From this total, 525 thousand are related to Company’s executives in 2022 and 2021.

Sendas Distribuidora S.A.

Notes to the Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(In millions of Brazilian Reais, unless otherwise stated)

According to the terms of the plans, each option offers its beneficiary the right to buy a share of GPA and, specifically for our executives, shares of the Company. In both plans, the grace period is 36 months, always measured from the date on which the GPA’s Board of Directors approved the issuance of the respective series of options. The stock options may be exercised by their beneficiaries within 6 months after the end of the grace period of the respective grant date. To exercise their options, beneficiaries of the plans must be employees of GPA and, specifically for our executives, employees of the Company. The plans differ solely by the exercise price of the options and in the existence or not of a restriction period for the sale of the shares acquired in the exercise of the option.

The fair value of each option granted is estimated at the grant date using the option pricing model Black-Scholes, taking into account the following assumptions for the B6 and C6 series: (a) dividend expectation of 0.67%, (b) volatility expectation of nearly 32.74% and (c) the weighted average interest rate of 7.32%.

The fair value of each option granted is estimated at the grant date using the option pricing model Black-Scholes, taking into account the following assumptions for the B7 and C7 series: (a) dividend expectation of 1.61%, (b) volatility expectation of nearly 37.09% and (c) the weighted average interest rate of 5.47%.

The expectation of remaining average life of the series outstanding at December 31, 2022 is 0.41 year (1.06 year at December 31, 2021 and 0.88 year at December 31, 2020). The weighted average fair value of options granted at December 31, 2021 was R$54.59 (R$58.78 at December 31, 2020).

The movement of shares above refers to GPA shares and after the Company's spin-off, during the year of 2021, certain Company executives received compensation in GPA options shares until the date of exercise showed above. If the GPA plan for the Company's executives is thus extinguished, these plans will be recorded as an expense.

The movement in the number of options granted, the weighted average of the exercise price and the weighted average of the remaining term are presented in the table below:

	Shares (in thousands)	Weighted average exercise price (R$)	Weighted average remaining term
Total exercised on December 31, 2019	2,153	30.25	1.50

At December 31, 2020
Canceled in the year	(70)	42.59
Exercised in the year	(489)	23.93
Expired in the year	(126)	42.44
Outstanding at year end	1,468	30.71

Total exercised on December 31, 2020	1,468	30.71	0.88

Total exercised on December 31, 2020 considering split effect	7,340	6.14	0.88

At December 31, 2021
Granted in the year	6,125	16.86	-
Canceled in the year	(270)	22.36	-
Exercised in the year	(5,785)	22.76	-
Expired in the year	(350)	35.30	-
Outstanding at year end	7,060	17.45	1.06
Total to be exercised at December 31, 2021 (*)	7,060	17.45	1.06

At December 31, 2022
Canceled in the year	(1,455)	33.14
Exercised in the year	(3,199)	9.14
Expired in the year	(206)	19.29
Outstanding at year end	2,200	18.97	0.41
Total to be exercised at December 31, 2022 (*)	2,200	18.97	0.41

(*)	Out of total outstanding shares, 525 thousand refers to Company’s executives (931 shares in 2021)